Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 9,547	$ 7,581	$ 7,397
Depreciation and amortization expense, recorded in cost of subscription revenue	8,744	7,111
Carrying value of installed in-vehicle devices, net of accumulated depreciation	34,097	22,485
Capitalized costs, associated with development of internal-use software	883	686
Amortization expense of the internal-use software	573	336
Carrying value of capitalized internal-use software	1,328	996
Gross amount of assets under capital leases	1,121	1,067
Assets under capital leases, accumulated amortization	456	99
Expense associated with the replacement of installed in-vehicle devices that had become defective	$ 2,150	$ 950